Loans and Borrowings - Terms and Debt Repayment Schedule (Parenthetical) (Details) - Loan From Former Related Party - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0	$ 6,504
Accrued interest		$ 700